UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Lansdowne Partners Limited
        as general partner
Name:   Paul M. Ruddock
        Title:  Director
Phone:  44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock             London, England                May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  $1,268,001
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.        028-11977                 Lansdowne Macro Fund Ltd.
2.        028-11976                 Lansdowne Global Financials Fund Ltd.
3.        028-11978                 Lansdowne UK Equity Fund Ltd.
4.        028-11979                 Lansdowne European Equity Fund Ltd.
5.        028-12718                 Lansdowne Global Financials Fund L.P.

                                        FORM 13F INFORMATION TABLE
                                               March 31, 2008



COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                               VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP        (X$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
AMERICREDIT CORP               COM               03060R 10 1      998       99,117 SH       DEFINED       1        99117
AMERICREDIT CORP               COM               03060R 10 1        9          883 SH         SOLE                   883
BANCO BRADESCO S A             SP ADR PFD NEW    059460 30 3   11,581      417,200 SH         SOLE                417200
BANCOLOMBIA S A                SPON ADR PREF     05968L 10 2   11,907      335,800 SH         SOLE                335800
CENTRAL EUROPEAN DIST CORP     COM               153435 10 2   54,453      935,784 SH       DEFINED       4       935784
CENTRAL EUROPEAN DIST CORP     COM               153435 10 2   54,223      931,834 SH         SOLE                931834
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412 20 9    9,335      269,476 SH         SOLE                269476
CIT GROUP INC                  COM               125581 10 8      646       54,515 SH       DEFINED       1        54515
CIT GROUP INC                  COM               125581 10 8        6          485 SH         SOLE                   485
CITIGROUP INC                  COM               172967 10 1   24,674    1,151,920 SH       DEFINED       2      1151920
CITIGROUP INC                  COM               172967 10 1    4,457      208,080 SH       DEFINED       5       208080
CNINSURE INC                   SPONSORED ADR     18976M 10 3      819       71,062 SH       DEFINED       3        71062
CNINSURE INC                   SPONSORED ADR     18976M 10 3       45        3,938 SH         SOLE                  3938
CONSOL ENERGY INC              COM               20854P 10 9   89,330    1,291,088 SH       DEFINED       4      1291088
CONSOL ENERGY INC              COM               20854P 10 9   83,681    1,209,436 SH         SOLE               1209436
FEDERAL NATL MTG ASSN          COM               313586 10 9    1,565       59,474 SH       DEFINED       1        59474
FEDERAL NATL MTG ASSN          COM               313586 10 9       14          526 SH         SOLE                   526
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y 60 5  103,218    4,150,300 SH       DEFINED       2      4150300
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y 60 5   24,646      991,000 SH       DEFINED       1       991000
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y 60 5   18,645      749,700 SH       DEFINED       5       749700
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y 60 5      224        9,000 SH         SOLE                  9000
FIRST HORIZON NATL CORP        COM               320517 10 5      890       63,552 SH       DEFINED       1        63552
FIRST HORIZON NATL CORP        COM               320517 10 5        6          448 SH         SOLE                   448
FORTRESS INVESTMENT GROUP LL   CL A              34958B 10 6    1,217       99,117 SH       DEFINED       1        99117
FORTRESS INVESTMENT GROUP LL   CL A              34958B 10 6       11          883 SH         SOLE                   883
FEDERAL HOME LN MTG CORP       COM               313400 30 1    3,011      118,937 SH       DEFINED       1       118937
FEDERAL HOME LN MTG CORP       COM               313400 30 1       27        1,063 SH         SOLE                  1063
GENWORTH FINL INC              COM CL A          37247D 10 6    1,346       59,470 SH       DEFINED       1        59470
GENWORTH FINL INC              COM CL A          37247D 10 6       12          530 SH         SOLE                   530
GFI GROUP INC                  COM               361652 20 9   49,096      856,819 SH       DEFINED       2       856819
GFI GROUP INC                  COM               361652 20 9    8,867      154,749 SH       DEFINED       5       154749
GLG PARTNERS INC               COM               37929X 10 7  172,972   14,572,233 SH       DEFINED       3     14572233
GLG PARTNERS INC               COM               37929X 10 7   33,518    2,823,756 SH         SOLE               2823756
GLG PARTNERS INC               COM               37929X 10 7   11,797      993,847 SH       DEFINED       2       993847
GLG PARTNERS INC               COM               37929X 10 7    2,163      182,253 SH       DEFINED       5       182253
LEGG MASON INC                 COM               524901 10 5    1,110       19,823 SH       DEFINED       1        19823
LEGG MASON INC                 COM               524901 10 5       10          177 SH         SOLE                   177
M D C HLDGS INC                COM               552676 10 8    3,385       77,305 SH       DEFINED       1        77305
M D C HLDGS INC                COM               552676 10 8       30          695 SH         SOLE                   695
MECHEL OAO                     SPONSORED ADR     583840 10 3   17,979      158,000 SH         SOLE                158000
MGIC INVT CORP WIS             COM               552848 10 3      835       79,294 SH       DEFINED       1        79294
MGIC INVT CORP WIS             COM               552848 10 3        7          706 SH         SOLE                   706
MOBILE TELESYSTEMS OJSC        SPONSORED ADR     607409 10 9    6,068       80,000 SH         SOLE                 80000
NVR INC                        COM               62944T 10 5    3,553        5,947 SH       DEFINED       1         5947
NVR INC                        COM               62944T 10 5       32           53 SH         SOLE                    53
OCH ZIFF CAP MGMT GROUP        CL A              67551U 10 5   81,292    3,871,047 SH       DEFINED       3      3871047
OCH ZIFF CAP MGMT GROUP        CL A              67551U 10 5   42,874    2,041,607 SH       DEFINED       2      2041607
OCH ZIFF CAP MGMT GROUP        CL A              67551U 10 5   18,884      899,194 SH         SOLE                899194
OCH ZIFF CAP MGMT GROUP        CL A              67551U 10 5    7,744      368,749 SH       DEFINED       5       368749
PARTNERRE LTD                  COM               G6852T 10 5   55,857      732,075 SH       DEFINED       2       732075
PARTNERRE LTD                  COM               G6852T 10 5   10,089      132,225 SH       DEFINED       5       132225
PEABODY ENERGY CORP            COM               704549 10 4   26,765      524,807 SH       DEFINED       4       524807
PEABODY ENERGY CORP            COM               704549 10 4   24,588      482,118 SH         SOLE                482118
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V 40 8   13,754      134,700 SH         SOLE                134700
POTASH CORP SASK INC           COM               73755L 10 7   30,690      197,735 SH       DEFINED       4       197735
POTASH CORP SASK INC           COM               73755L 10 7   28,289      182,265 SH         SOLE                182265
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD    73936B 40 8   23,040      632,094 SH       DEFINED       2       632094
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD    73936B 40 8    4,161      114,166 SH       DEFINED       5       114166
RYLAND GROUP INC               COM               783764 10 3    4,075      123,886 SH       DEFINED       1       123886
RYLAND GROUP INC               COM               783764 10 3       37        1,114 SH         SOLE                  1114
TD AMERITRADE HLDG CORP        COM               87236Y 10 8    1,276       77,312 SH       DEFINED       1        77312
TD AMERITRADE HLDG CORP        COM               87236Y 10 8       11          688 SH         SOLE                   688
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT    90458E 10 7   19,852      170,200 SH         SOLE                170200
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR     68370R 10 9      352       11,771 SH         SOLE                 11771
WASHINGTON MUT INC             COM               939322 10 3   51,773    5,026,468 SH       DEFINED       2      5026468
WASHINGTON MUT INC             COM               939322 10 3    9,352      907,916 SH       DEFINED       5       907916
WASHINGTON MUT INC             COM               939322 10 3      817       79,294 SH       DEFINED       1        79294
WASHINGTON MUT INC             COM               939322 10 3        7          706 SH         SOLE                   706


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